CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Jun. 30, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 28 -	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Under PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans, or advances. The amount restricted was RMB 1,628,593,835 (equivalent to $230,290,670) and RMB 2,116,640,412 (equivalent to $309,735,684) as of June 30, 2013, and 2014, respectively. The amount restricted related to unconsolidated subsidiaries was RMB97,683,702 (equivalent to $15,809,749) and RMB91,120,307 (equivalent to $14,809,568) as of June 30, 2013 and 2014, respectively. The amount restricted related to consolidated subsidiaries was RMB1,530,910,133 (equivalent to $214,480,921) and RMB2,025,520,105 (equivalent to $294,926,116) as of June 30, 2013 and June 30, 2014, respectively.

The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEETS
(In US dollars)

	June 30,
	2013	2014
ASSETS
Current assets:
Amounts due from subsidiaries	$115,549,945	$147,975,367
Prepaid expenses	67,400	56,000
Total current assets	115,617,345	148,031,367

Investments in subsidiaries	298,462,924	373,681,658
Total assets	$414,080,269	$521,713,025

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and related expense	$36,000	$11,000
Accrued liabilities	315,981	896
Amounts due to subsidiaries	-	33,226,582
Total current liabilities	351,981	33,238,478

Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized, and 57,554,824 shares issued and outstanding	57,555	57,555
Additional paid-in capital	170,779,250	173,765,442
Retained earnings	206,019,816	275,639,399
Accumulated other comprehensive income	36,871,667	39,012,151
Total equity	413,728,288	488,474,547

Total liabilities and equity	$414,080,269	$521,713,025

  CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
(In US dollars)

	Year ended June 30,
	2012	2013	2014

General and administrative expenses	$2,805,380	2,824,293	3,721,299
Loss from operations	(2,805,380)	(2,824,293)	(3,721,299)

Other income, net	-	217,471	-
Foreign exchange gain	-	1,620,422	262,633
Equity in profit of subsidiaries	$59,027,227	$52,980,802	$73,078,249
Income before income taxes	56,221,847	51,994,402	69,619,583
Income tax expenses	-	-	-
Net income	56,221,847	51,994,402	69,619,583

Other comprehensive income, net of tax of nil
Translation adjustments	5,888,744	4,157,111	2,140,484
Comprehensive income	$62,110,591	$56,151,513	$71,760,067

There were no cash flows related to operating, investing or financing activities for fiscal years ended June 30, 2012, 2013 or 2014, respectively.

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Such investment is presented on the balance sheets as “Investment in subsidiaries” and the subsidiaries’ profit as “Equity in profit of subsidiaries” on the statements of comprehensive income. The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.